Employee Benefits Plan - Net Defined Benefit Plan Obligations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	$ (470)	$ (629)
Plan expense recognized in income statement:
Plan income (expense) recognized in income statement	(66)	40
Actuarial gains (losses)	228	78
Exchange differences	0	7
Contributions paid	41	34
Other	0
End of period	(267)	(470)
Net plan surpluses recognized in non-current assets	239	128
Net plan obligations recognized in non-current liabilities	(506)	(598)
Defined Benefit Plan [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(372)	(510)
Plan expense recognized in income statement:
Plan income (expense) recognized in income statement	(60)	43
Actuarial gains (losses)	230	60
Exchange differences	(1)	5
Contributions paid	32	28
Other	0	2
End of period	(171)	(372)
Other Post Employment Benefits [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(98)	(119)
Plan expense recognized in income statement:
Plan income (expense) recognized in income statement	(6)	(3)
Actuarial gains (losses)	(2)	18
Exchange differences	1	2
Contributions paid	9	6
Other	0	(2)
End of period	$ (96)	$ (98)